Debt - Unsecured Revolving Credit Facility ("RCF") (Details) - Revolving Credit Facility - Line of Credit $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($) term
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 600.0
Accordion option, increase limit (up to)	$ 250.0
Number of options to extend | term	2
Extension period	1 year
Debt instrument, term	5 years
Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage (as percent)	0.20%
Maximum
Line of Credit Facility [Line Items]
Commitment fee percentage (as percent)	0.35%